UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court,
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global
Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2018

DATE OF REPORTING PERIOD: March 31, 2018

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (13.0%)
		Consumer Discretionary (3.3%)
130,000		Booking Holdings, Inc.
		0.350%, 06/15/20	$208,812
25,000		Chegg, Inc.*
		0.250%, 05/15/23	25,228
75,000		DISH Network Corp.
		3.375%, 08/15/26	72,378
110,000		Liberty Interactive, LLC*
		1.750%, 09/30/46	122,546
		Liberty Media Corp.
125,000		2.250%, 09/30/46	130,311
90,000		1.375%, 10/15/23	103,207
65,000		2.125%, 03/31/48*	64,464
27,000		Live Nation Entertainment, Inc.*^
		2.500%, 03/15/23	27,264
40,000		Marriott Vacations Worldwide Corp.*
		1.500%, 09/15/22	44,023
80,000		Tesla, Inc.
		1.250%, 03/01/21	79,138
			877,371
		Energy (0.1%)
21,000		Oil States International, Inc.*
		1.500%, 02/15/23	20,173

		Financials (0.7%)
175,000		Ares Capital Corp.
		4.375%, 01/15/19	177,622

		Health Care (0.9%)
23,000		BioMarin Pharmaceutical, Inc.
		1.500%, 10/15/20	25,480
120,000		Illumina, Inc.
		0.000%, 06/15/19	132,908
7,000		Innoviva, Inc.*
		2.500%, 08/15/25	8,280
55,000		Insulet Corp.*
		1.375%, 11/15/24	63,073
			229,741
		Industrials (0.5%)
26,000		Air Transport Services Group, Inc.*
		1.125%, 10/15/24	26,299
38,000		Meritor, Inc.*
		3.250%, 10/15/37	37,910
60,000	EUR	Safran, SA
		0.000%, 12/31/20	75,158
			139,367
		Information Technology (6.1%)
55,000		Altaba, Inc.
		0.000%, 12/01/18	76,603
65,000		Citrix Systems, Inc.
		0.500%, 04/15/19	86,234
26,000		Cypress Semiconductor Corp.*
		2.000%, 02/01/23	28,292
26,000		Envestnet, Inc.
		1.750%, 12/15/19	28,715
41,000		Etsy, Inc.*
		0.000%, 03/01/23	42,835
PRINCIPAL AMOUNT		VALUE
85,000	Finisar Corp.^
	0.500%, 12/15/36	$76,523
27,000	Guidewire Software, Inc.
	1.250%, 03/15/25	26,524
23,000	II-VI, Inc.*
	0.250%, 09/01/22	25,564
90,000	Intel Corp.
	3.250%, 08/01/39	222,857
41,000	Lumentum Holdings, Inc.^
	0.250%, 03/15/24	51,924
80,000	Microchip Technology, Inc.
	1.625%, 02/15/27	95,794
22,000	Nice Systems, Inc.
	1.250%, 01/15/24	27,470
55,000	Okta, Inc.*
	0.250%, 02/15/23	60,172
64,000	ON Semiconductor Corp.
	1.000%, 12/01/20	91,072
43,000	RealPage, Inc.*
	1.500%, 11/15/22	58,031
85,000	Salesforce.com, Inc.
	0.250%, 04/01/18	149,564
60,000	Servicenow, Inc.*
	0.000%, 06/01/22	80,183
58,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	67,122
47,000	Weibo Corp.*
	1.250%, 11/15/22	54,969
155,000	Workday, Inc.*
	0.250%, 10/01/22	168,352
95,000	Zendesk, Inc.*
	0.250%, 03/15/23	97,300
		1,616,100
	Materials (0.4%)
95,000	Royal Gold, Inc.
	2.875%, 06/15/19	100,560

	Real Estate (0.8%)
55,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	56,676
	IH Merger Sub, LLC
55,000	3.000%, 07/01/19	68,922
40,000	3.500%, 01/15/22	44,515
50,000	Starwood Property Trust, Inc.
	4.000%, 01/15/19	53,824
		223,937
	Telecommunication Services (0.2%)
54,000	Q2 Holdings, Inc.*^
	0.750%, 02/15/23	55,782

	TOTAL CONVERTIBLE BONDS
	(Cost $3,207,798)	3,440,653

U.S. GOVERNMENT AND AGENCY SECURITIES (1.9%)
	United States Treasury Note
140,000	2.000%, 01/31/20	139,359
125,000	1.125%, 06/30/21	119,940
110,000	2.750%, 02/15/19	110,602
66,000	2.000%, 11/15/26	62,282

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
SCHEDULE OF INVESTMENTS MARCH 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
63,000	1.625%, 05/15/26	$57,970

	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $501,084)	490,153

SYNTHETIC CONVERTIBLE SECURITIES (3.3%) ¤

CORPORATE BONDS (3.2%)
	Consumer Discretionary (1.6%)
53,000	Dana, Inc.
	5.500%, 12/15/24	53,976
50,000	DISH DBS Corp.^
	5.875%, 07/15/22	47,891
45,000	GameStop Corp.*
	6.750%, 03/15/21	45,192
100,000	Home Depot, Inc.^
	2.700%, 04/01/23	98,201
140,000	L Brands, Inc.^
	5.625%, 02/15/22	145,393
25,000	Lowe’s Companies, Inc.
	3.875%, 09/15/23	25,922
		416,575
	Consumer Staples (0.5%)
135,000	Walmart, Inc.
	3.300%, 04/22/24	135,928

	Financials (0.2%)
50,000	Berkshire Hathaway, Inc.
	2.750%, 03/15/23	49,222

	Health Care (0.1%)
30,000	Universal Health Services, Inc.*
	4.750%, 08/01/22	30,485

	Information Technology (0.8%)
20,000	ACI Worldwide, Inc.*
	6.375%, 08/15/20	20,214
135,000	Alphabet, Inc.
	3.375%, 02/25/24	137,571
65,000	Apple, Inc.
	3.450%, 05/06/24	65,642
		223,427

	TOTAL CORPORATE BONDS	855,637

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1%) #
	Other (0.1%)
	iShares MSCI EAFE ETF
320
32,000	Call, 06/15/18, Strike $74.00	7,680
100
10,000	Call, 04/20/18, Strike $73.00	450
148	iShares MSCI Emerging Markets
14,800	Call, 06/15/18, Strike $51.00	12,284
13	iShares Russell 2000 ETF
1,300	Call, 06/15/18, Strike $160.00	2,366

	TOTAL PURCHASED OPTIONS	22,780
	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $991,216)	$878,417

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.4%)
	Energy (0.5%)
875	CenterPoint Energy, Inc. (Time
	Warner, Inc., Charter
	Communications Time, Inc.)**§
	3.399%, 09/15/29	58,753
1,470	Hess Corp.
	8.000%, 02/01/19	87,553
		146,306
	Financials (1.1%)
4,550	AMG Capital Trust II
	5.150%, 10/15/37	284,271

	Health Care (0.8%)
2,535	Anthem, Inc.
	5.250%, 05/01/18	136,028
1,300	Becton Dickinson and Company
	6.125%, 05/01/20	75,959
		211,987
	Industrials (1.3%)
2,665	Rexnord Corp.
	5.750%, 11/15/19	171,306
1,600	Stanley Black & Decker, Inc.^
	5.375%, 05/15/20	184,360
		355,666
	Real Estate (0.8%)
185	Crown Castle International Corp.
	6.875%, 08/01/20	206,817
	Utilities (1.9%)
444	Dominion Resources, Inc.
	6.750%, 08/15/19	20,606
2,355	DTE Energy Company
	6.500%, 10/01/19	122,339
5,000	NextEra Energy, Inc.
	6.371%, 09/01/18	364,125
		507,070
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $1,462,438)	1,712,117

COMMON STOCKS (69.1%)
	Consumer Discretionary (8.9%)
445	Amazon.com, Inc.#	644,066
605	Aptiv, PLC	51,407
5,395	Comcast Corp. - Class A	184,347
905	Dollar Tree, Inc.#	85,884
1,450	General Motors Company, Inc.	52,693
1,835	Home Depot, Inc.	327,070
945	Lowe’s Companies, Inc.	82,924
1,265	McDonald’s Corp.	197,821
690	Netflix, Inc.#	203,791

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio
SCHEDULE OF INVESTMENTS MARCH 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
360	PVH Corp.	$54,515
880	Royal Caribbean Cruises, Ltd.	103,611
1,895	Starbucks Corp.	109,702
655	TJX Companies, Inc.	53,422
2,150	Walt Disney Company	215,946
		2,367,199
	Consumer Staples (5.9%)
1,200	Altria Group, Inc.	74,784
5,804	Coca-Cola Company	252,068
795	Costco Wholesale Corp.	149,802
920	Kroger Company	22,025
4,325	Mondelez International, Inc. -
	Class A	180,482
2,160	PepsiCo, Inc.	235,764
1,900	Philip Morris International, Inc.	188,860
3,166	Procter & Gamble Company	251,000
800	Walgreens Boots Alliance, Inc.	52,376
1,775	Walmart, Inc.	157,922
		1,565,083
	Energy (4.6%)
2,445	Chevron Corp.	278,828
1,300	ConocoPhillips	77,077
1,200	EOG Resources, Inc.	126,324
4,580	Exxon Mobil Corp.	341,714
2,900	Halliburton Company	136,126
1,175	Marathon Petroleum Corp.	85,904
415	Pioneer Natural Resources Company	71,289
1,665	Schlumberger, Ltd.	107,858
		1,225,120
	Financials (11.9%)
470	Affiliated Managers Group, Inc.~	89,103
2,625	American International Group, Inc.	142,853
15,325	Bank of America Corp.	459,597
1,675	BB&T Corp.	87,167
1,335	Capital One Financial Corp.	127,920
1,100	Chubb Corp.	150,447
2,565	Citigroup, Inc.	173,137
570	Discover Financial Services	41,000
2,430	E*TRADE Financial Corp.#	134,646
675	Goldman Sachs Group, Inc.	170,006
2,000	Intercontinental Exchange, Inc.	145,040
4,755	JPMorgan Chase & Company	522,907
3,935	KeyCorp	76,929
1,555	Marsh & McLennan Companies, Inc.	128,427
2,609	MetLife, Inc.	119,727
1,840	Morgan Stanley	99,286
1,085	Northern Trust Corp.	111,896
740	PNC Financial Services Group, Inc.	111,918
1,175	Prudential Financial, Inc.	121,671
2,185	Wells Fargo & Company	114,516
495	Zions Bancorporation	26,101
		3,154,294
	Health Care (10.0%)
2,465	AbbVie, Inc.	233,312
1,575	Agilent Technologies, Inc.	105,368
450	Alexion Pharmaceuticals, Inc.#	50,157
741	Allergan, PLC	124,703
590	Amgen, Inc.	100,583
NUMBER OF SHARES		VALUE
3,120	Baxter International, Inc.	$202,925
1,785	Bristol-Myers Squibb Company	112,901
1,100	Celgene Corp.#	98,131
315	Edwards Lifesciences Corp.#	43,949
350	Humana, Inc.	94,091
3,900	Johnson & Johnson	499,785
1,240	Medtronic, PLC	99,473
2,915	Merck & Company, Inc.	158,780
366	Molina Healthcare, Inc.^#	29,712
5,760	Pfizer, Inc.	204,422
685	Stryker Corp.	110,230
435	Thermo Fisher Scientific, Inc.	89,810
1,465	UnitedHealth Group, Inc.	313,510
		2,671,842
	Industrials (8.4%)
615	Boeing Company	201,646
1,065	Caterpillar, Inc.	156,960
3,410	CSX Corp.	189,971
5,300	Delta Air Lines, Inc.	290,493
1,225	Eaton Corp., PLC	97,890
1,670	Emerson Electric Company	114,061
7,600	General Electric Company	102,448
2,550	Honeywell International, Inc.	368,501
494	Lockheed Martin Corp.	166,937
590	Northrop Grumman Corp.	205,981
1,905	PACCAR, Inc.	126,054
1,615	Union Pacific Corp.	217,104
		2,238,046
	Information Technology (15.7%)
820	Accenture, PLC - Class A	125,870
335	Adobe Systems, Inc.#~	72,387
634	Alphabet, Inc. - Class A#	657,547
5,705	Apple, Inc.~	957,185
465	Broadcom, Ltd.	109,577
4,605	Cisco Systems, Inc.	197,509
2,400	Facebook, Inc. - Class A#	383,496
280	Fidelity National Information
	Services, Inc.	26,964
894	Lam Research Corp.	181,625
1,365	MasterCard, Inc. - Class A	239,093
8,430	Microsoft Corp.	769,406
670	NVIDIA Corp.	155,165
1,410	Oracle Corp.	64,508
2,060	Visa, Inc. - Class A	246,417
		4,186,749
	Materials (0.9%)
2,810	DowDuPont, Inc.	179,025
850	Nucor Corp.	51,927
		230,952
	Real Estate (1.0%)
1,450	American Tower Corp.	210,743
805	Welltower, Inc.	43,816
		254,559
	Telecommunication Services (1.1%)
2,950	AT&T, Inc.~	105,168
4,165	Verizon Communications, Inc.	199,170
		304,338

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Utilities (0.7%)
4,476	Exelon Corp.	$174,609

	TOTAL COMMON STOCKS
	(Cost $13,897,962)	18,372,791

EXCHANGE-TRADED FUNDS (2.5%)
	Other (2.5%)
2,880	iShares MSCI EAFE ETF	200,679
880	iShares NASDAQ Biotechnology
	ETF^	93,931
1,600	iShares Russell 2000 Value ETF^	195,008
1,425	iShares MSCI Emerging Markets
	ETF	68,799
700	iShares Russell 2000 ETF	106,281

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $661,737)	664,698

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.2%) #
	Other (0.2%)
15	PowerShares QQQ
1,500	Put, 06/15/18, Strike $165.00	13,627
7	S&P 500 Index
700	Put, 04/30/18, Strike $2,675.00	48,755

	TOTAL PURCHASED OPTIONS
	(Cost $47,085)	62,382

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.2%)
430,489	Fidelity Prime Money Market Fund - Institutional Class, 1.81%***	430,575
427,714	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.58%***	427,714

	TOTAL SHORT TERM INVESTMENTS
	(Cost $858,331)	858,289
VALUE
TOTAL INVESTMENTS (99.6%)
(Cost $21,627,651)	$26,479,500

OTHER ASSETS, LESS LIABILITIES (0.4%)	103,209

NET ASSETS (100.0%)	$26,582,709

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	European Monetary Unit	04/26/18	57,000	$70,245	$1,292
					$1,292

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2018.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $65,793.

***	The rate disclosed is the 7 day net yield as of March 31, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securites is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2018, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost basis of investments	$21,627,651
Gross unrealized appreciation	5,570,096
Gross unrealized depreciation	(718,247)
Net unrealized appreciation (depreciation)	$4,851,849

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.

Note 3 – Fair Value Measurement

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$3,440,653	$—	$3,440,653
U.S. Government and Agency Securities	—	490,153	—	490,153
Synthetic Convertible Securities (Corporate Bonds)	—	855,637	—	855,637
Synthetic Convertible Securities (Purchased Options)	22,780	—	—	22,780
Convertible Preferred Stocks	1,246,754	465,363	—	1,712,117
Common Stocks U.S.	18,372,791	—	—	18,372,791
Exchange-Traded Funds	664,698	—	—	664,698
Purchased Options	62,382	—	—	62,382
Short Term Investments	858,289	—	—	858,289
Forward Foreign Currency Contracts	—	1,292	—	1,292
TOTAL	$21,227,694	$5,253,098	$—	$26,480,792

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 2, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	May 2, 2018